Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Letters Of Credit [Line Items]
Outstanding balance at year end		$ 0
Federal Funds Purchased [Member]
Letters Of Credit [Line Items]
Maximum indebtedness during the year		10,000,000
Average balance during the year	41,000	28,000
Average rate paid during the year	0.54%	0.53%
Federal Home Loan Bank Advances [Member]
Letters Of Credit [Line Items]
Outstanding balance at year end	42,700,000
Maximum indebtedness during the year	42,700,000
Average balance during the year	$ 1,951,000
Average rate paid during the year	0.19%
Interest rate on year end balance	0.14%